THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND

APRIL 30, 2022

(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 91.9%

	Shares	Value (000)
BELGIUM — 2.9%
VGP	6,429	$1,675

CANADA — 4.4%
Franco-Nevada	16,919	2,558

FRANCE — 2.0%
LVMH Moet Hennessy Louis Vuitton ADR	8,868	1,151

HONG KONG — 2.0%
AIA Group	117,659	1,166

IRELAND — 2.3%
Accenture PLC, Cl A	4,489	1,348

ISRAEL — 0.4%
Fiverr International *	4,215	225

JAPAN — 5.6%
Daifuku	11,931	740
FANUC	8,469	1,316
Sumitomo Mitsui Financial Group	40,449	1,220

		3,276

NETHERLANDS — 1.9%
ASML Holding, Cl G	1,991	1,123

SPAIN — 1.3%
Industria de Diseno Textil	35,483	752

SWITZERLAND — 6.6%
ABB ADR	21,432	640
Nestle ADR	16,266	2,092
Novartis ADR	12,536	1,104

		3,836

UNITED KINGDOM — 4.7%
London Stock Exchange Group	7,397	736
Shell PLC ADR	37,406	1,999

		2,735

UNITED STATES — 57.8%

COMMUNICATION SERVICES — 7.0%
Alphabet, Cl C *	686	1,577
Verizon Communications	33,228	1,538
Walt Disney *	8,705	972

		4,087

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND

APRIL 30, 2022

(Unaudited)

SCHEDULE OF INVESTMENTS

	Shares	Value (000)
CONSUMER DISCRETIONARY — 5.2%
Amazon.com *	294	$731
NIKE, Cl B	11,416	1,424
Stitch Fix, Cl A *	22,257	211
Target	2,744	627

		2,993

CONSUMER STAPLES — 2.1%
Estee Lauder, Cl A	4,693	1,239

ENERGY — 6.4%
ChampionX	27,900	589
EOG Resources	16,731	1,953
Schlumberger	31,675	1,236

		3,778

FINANCIALS — 6.6%
Berkshire Hathaway, Cl B *	2,038	658
Goldman Sachs Group	6,036	1,844
JPMorgan Chase	11,045	1,318

		3,820

HEALTH CARE — 11.3%
CryoPort *	10,864	245
CVS Health	16,883	1,623
Illumina *	5,188	1,539
Intellia Therapeutics *	12,079	592
Intuitive Surgical *	2,096	502
Regeneron Pharmaceuticals *	3,206	2,113

		6,614

INDUSTRIALS — 2.3%
Kadant	7,287	1,348

INFORMATION TECHNOLOGY — 12.4%
Apple	10,236	1,614
Cadence Design Systems *	7,468	1,127
Cognex	21,466	1,452
Impinj *	27,051	1,333
NVIDIA	3,738	693
Splunk *	8,139	993

		7,212

REAL ESTATE — 1.4%
Terreno Realty ‡	11,390	829

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND

APRIL 30, 2022

(Unaudited)

SCHEDULE OF INVESTMENTS

	Shares	Value (000)
UTILITIES — 3.1%
American Electric Power	18,004	$1,784

		33,704

TOTAL COMMON STOCK
(Cost $51,022)		53,549

TOTAL INVESTMENTS— 91.9%
(Cost $51,022)		$53,549

Percentages are based on Net Assets of $58,239 (000).
*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

As of April 20, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.